Income Taxes (Details 2) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 20,679	$ 23,327	$ 23,230
Depreciable and amortizable assets	1,748	1,761	1,168
Share-based compensation	3,708	3,586	2,858
Accrued liabilities	57	57	58
Inventory reserve			3
Allowance for bad debts	120	120	13
Warrant derivative liabilities	(2,686)	(2,884)	(1,956)
Effect of reduction in rate			(994)
Other	382	381	328
Less: valuation allowance	(24,008)	(26,348)	(24,708)
Net deferred tax asset